Intangible Assets, Net - Schedule of Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Computer software [Member] USD ($)	Dec. 31, 2013 Computer software [Member] CNY	Dec. 31, 2012 Computer software [Member] CNY	Dec. 31, 2013 Purchased domain name [Member] USD ($)	Dec. 31, 2013 Purchased domain name [Member] CNY	Dec. 31, 2012 Purchased domain name [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Cost	$ 765	4,633	2,826	$ 656	3,975	2,168	$ 109	658	658
Accumulated amortization	(207)	(1,256)	(597)	(168)	(1,020)	(427)	(39)	(236)	(170)
Intangible assets, net	$ 558	3,377	2,229